Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of interest income and interest expense
Interest income (expense)	$ 4,649	$ 2,092	$ (1,712)
Interest Income [Member]
Schedule of interest income and interest expense
Interest income (expense)	48,600	15,200	4,800
Interest Expense [Member]
Schedule of interest income and interest expense
Interest income (expense)	$ (43,900)	$ (13,100)	$ (6,500)